Schedule of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Balance at the beginning of the year	$ 1,239	$ 1,077
Additions based on tax positions related to current year	278	162
Adjustments based on tax positions related to prior years
Balance at end of year	$ 1,517	$ 1,239